NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	Year ended December 31,
	2017		2018		2019
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	7,950	1,251	40,595	5,389	11,349	143.9	1,477	18.7
Reallocation of net income as a result of conversion of Class B to Class A shares	1,251	—	5,389	—	1,477	18.7	—	—
Reallocation of net income to Class B shares	—	(19)	—	(136)	—	—	(38)	(0.4)
Dilution in Classifieds	—	—	—	—	(10)	(0.1)	—	—
Net income, allocated for diluted	9,201	1,232	45,984	5,253	12,816	162.5	1,439	18.3
Weighted average ordinary shares outstanding—basic	280,586,437	44,161,451	288,380,711	38,286,407	289,468,245	289,468,245	37,659,069	37,659,069
Dilutive effect of:
Conversion of Class B to Class A shares	44,161,451	—	38,286,407	—	37,659,069	37,659,069	—	—
Share-Based Awards	6,496,073	146,027	8,494,944	6,529	8,300,823	8,300,823	—	—
Weighted average ordinary shares outstanding—diluted	331,243,961	44,307,478	335,162,062	38,292,936	335,428,137	335,428,137	37,659,069	37,659,069
Net income per share attributable to ordinary shareholders:
Basic	28.33	28.33	140.77	140.77	39.21	0.50	39.21	0.50
Diluted	27.77	27.77	137.20	137.20	38.21	0.48	38.21	0.48